Restatement and Correction of Errors in Previously Reported Consolidated Financial Statements - Schedule of Previously Reported Condensed Consolidated and Combined Statement of Cash Flows (Details) - USD ($)
	3 Months Ended		6 Months Ended	9 Months Ended
	Dec. 31, 2024	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024
As Reported [Member]
Cash Flows From Operating Activities:
Net income (loss)	$ (25,929,003)	$ (29,766,263)	$ (7,747,847)	$ (14,384,526)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and Amortization expense	350,509	94,392	197,303	298,805
Stock-based compensation	2,367,014	1,359,000	1,810,662	2,088,838
Change in fair value of derivative liabilities	(18,011,100)	8,182,500	(16,784,200)	(24,017,035)
Loss on issuance of common stock and warrants		17,820,998	17,820,998	27,475,797
Adjustments to reconcile net loss to net cash used in operating activities:
Equity compensation expense	1,976,000			1,726,000
Issuance of Common Stock upon the closing of the Merger	4,993			2,435
Issuance of Common Stock for Forward Purchase Agreement
Stock subscription receivable, net of discount
FPA discount accretion
Capitalized interest to principal balance of short-term note payable	24,061
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash interest expense	303,061
Loss on issuance of FPA Additional Shares	30,281,475
Adjustments [Member]
Cash Flows From Operating Activities:
Net income (loss)	(6,488,030)	(2,769,719)	(2,873,709)	(5,954,926)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and Amortization expense
Stock-based compensation
Change in fair value of derivative liabilities	5,735,883		103,990	2,433,060
Loss on issuance of common stock and warrants		2,769,719	2,769,719	3,521,866
Adjustments to reconcile net loss to net cash used in operating activities:
Equity compensation expense
Issuance of Common Stock upon the closing of the Merger
Issuance of Common Stock for Forward Purchase Agreement	3,124,379			3,124,379
Stock subscription receivable, net of discount	2,372,232			2,372,232
FPA discount accretion	93,113			23,687
Capitalized interest to principal balance of short-term note payable
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash interest expense
Loss on issuance of FPA Additional Shares	752,147
As Restated [Member]
Cash Flows From Operating Activities:
Net income (loss)	(32,417,033)	(32,535,982)	(10,621,556)	(20,339,452)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and Amortization expense	350,509	94,392	197,303	298,805
Stock-based compensation	2,367,014	1,359,000	1,810,662	2,088,838
Change in fair value of derivative liabilities	(12,275,217)	8,182,500	(16,680,210)	(21,583,975)
Loss on issuance of common stock and warrants		$ 20,590,717	$ 20,590,717	30,997,663
Adjustments to reconcile net loss to net cash used in operating activities:
Equity compensation expense	1,976,000			1,726,000
Issuance of Common Stock upon the closing of the Merger	4,993			2,435
Issuance of Common Stock for Forward Purchase Agreement	3,124,379			3,124,379
Stock subscription receivable, net of discount	2,372,232			2,372,232
FPA discount accretion	93,113			$ 23,687
Capitalized interest to principal balance of short-term note payable	24,061
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash interest expense	303,061
Loss on issuance of FPA Additional Shares	$ 31,033,622